CONCENTRATION RISK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
Concentration Risk [Line Items]
Uninsured cash balances	$ 621,561		$ 611,947	$ 1,435,543	$ 335,654	$ 922,581
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	80.00%	62.00%	54.00%	46.00%
Restatement [Member]
Concentration Risk [Line Items]
Uninsured cash balances			$ 21,989,947